SCHEDULE OF COMPUTATION OF DILUTED NET LOSS EXCLUDED FROM ANTI DILUTIVE (Details) - shares	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Convertible Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	352,465	371,816